SUPPLEMENTARY PENSION PLANS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	R$ 2,740,903	R$ 2,998,669
Cost of current service	284	341
Interest cost	252,694	242,675
Participant’s contribution	473	546
Actuarial gain/(loss) (1)	69,201	(158,724)
Transfers	16,460
Past service cost - plan changes	(3,814)
Early elimination of obligations	(12,647)	(82,532)
Benefit paid	(268,600)	(260,072)
At the end of the year	2,794,954	2,740,903
(ii) Plan assets at fair value:
At the beginning of the year	2,467,755	2,554,827
Expected earnings	227,227	206,439
Actuarial gain/(loss) (1)	(56,554)	34,067
Contributions received:
- Employer	31,526	26,283
- Employees	473	546
Transfers	16,460
Early elimination of obligations	(16,460)	(94,745)
Benefit paid	(268,421)	(259,662)
At the end of the year	2,402,006	2,467,755
(iii) Changes in the unrecoverable surplus:
At the beginning of the year	60,861	7,452
Interest on the irrecoverable surplus	5,644	671
Change in irrecoverable surplus (1)	(8,566)	52,738
At the end of the year	57,939	60,861
(iv) Financed position:
Deficit plans (2)	450,887	334,009
Net balance	450,887	334,009
Other Post Employment Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	800,535	841,118
Cost of current service
Interest cost	75,344	70,781
Participant’s contribution
Actuarial gain/(loss) (1)	28,890	(72,297)
Transfers
Past service cost - plan changes
Early elimination of obligations
Benefit paid	(47,422)	(39,067)
At the end of the year	857,347	800,535
(ii) Plan assets at fair value:
At the beginning of the year
Expected earnings
Actuarial gain/(loss) (1)
Contributions received:
- Employer
- Employees
Transfers
Early elimination of obligations
Benefit paid
At the end of the year
(iii) Changes in the unrecoverable surplus:
At the beginning of the year
Interest on the irrecoverable surplus
Change in irrecoverable surplus (1)
At the end of the year
(iv) Financed position:
Deficit plans (2)	857,347	800,535
Net balance	R$ 857,347	R$ 800,535